Commitments and contractual obligations - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 t
Hellas Gold SA ("Hellas") | Zinc
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes	48,000
Hellas Gold SA ("Hellas") | Lead And Silver Concentrates
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes	24,000
Hellas Gold SA ("Hellas") | Gold Concentrate
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes	380,000
Tuprag Metal Madencilik Sanayi Ve Ticaret AS | Gold Concentrate
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes	59,400